Form N-1A Supplement	Jun. 29, 2026
Roundhill Generative AI & Technology ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Summary Prospectus and Prospectus, each dated August 29, 2025

Notwithstanding anything to the contrary in the Fund's Prospectus: